Royalty obligation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Royalty obligation, beginning balance	$ 6,330,721	$ 0
Remeasurement of royalty obligation	495,704	0
Accretion of royalty obligation	904,771	0
Recognition of royalty obligation		6,330,721
Royalty obligation, ending balance	$ 7,731,196	$ 6,330,721